Related Party	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Party
Note 23:	Related Party

Affiliates of KKR participated as (i) a lender in the Company’s Senior Secured Credit Facilities discussed in Note 10 “Debt,” (ii) an underwriter in the Company’s initial public offering and its secondary offering by certain selling stockholders in May 2018, and (iii) a provider of services for the fiscal years 2019 and 2017 debt refinancing transactions.  KKR held a position in the Euro Term Loan Facility of €49.0 million and €33.5 million as of December 31, 2019 and 2018, respectively.  KKR Capital Markets LLC, an affiliate of KKR, acted as an underwriter in connection with the initial public offering of the Company’s stock and received underwriter discounts and commissions of approximately $8.9 million for the year ended December 31, 2017. In May 2018, KKR Capital Markets LLC acted as an underwriter in connection with the secondary offering of the Company’s stock by certain selling stockholders and received underwriter discounts and commissions of approximately $5.2 million. In June 2019, KKR Capital Markets LLC was the joint lead arranger and bookrunner of Amendment No. 4 to the Credit Agreement and earned $0.4 million in structuring fees for their involvement in the Amendment. In August 2017, KKR Capital Markets LLC received $1.5 million for services rendered in connection with the debt refinancing transaction.

The Company entered into a monitoring agreement, dated July 30, 2013, with KKR pursuant to which KKR will provide management, consulting and financial advisory services to the Company and its divisions, subsidiaries, parent entities and controlled affiliates.  Under the terms of the monitoring agreement the Company was, among other things, obligated to pay KKR (or such affiliate(s) as KKR designates) an aggregate annual management fee in the initial annual amount of $3.5 million, payable in arrears at the end of each fiscal quarter, plus upon request all reasonable out of pocket expenses incurred in connection with the provision of services under the agreement.  The management fee increased at a rate of 5% per year effective on January 1, 2014.  In connection with the Company’s initial public offering, the monitoring agreement was terminated in accordance with its terms and the Company paid a termination fee of $16.2 million during the year ended December 31, 2017 which was included in “Selling and administrative expenses” in the Consolidated Statements of Operations.  Prior to the termination of the monitoring agreement, the Company incurred management fees to KKR of $1.1 million for the year ended December 31, 2017.